OTHER EQUITY INSTRUMENTS - Additional Information (Details) £ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2025 GBP (£)	Feb. 28, 2025 GBP (£)	Dec. 31, 2025 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Common equity tier 1 capital ratio minimum			7.00%
AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Distribution rate reset, period			5 years
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500	£ 500
Interest rate		0.0763	0.0763
- £500m Perpetual Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 500		£ 500
Interest rate	0.0630		0.0630